UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23566

Bow River Capital Evergreen Fund

(Exact name of registrant as specified in charter)

205 Detroit Street, Suite 800

Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Jeremy Held

Bow River Asset Management LLC

205 Detroit Street, Suite 800

Denver, Colorado 80206

(Name and address of agent for service)

COPIES TO:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Registrant's telephone number, including area code: (303) 861-8466

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Bow River Capital Evergreen Fund

Semi-Annual Report

September 30, 2022

(Unaudited)

bowriverevergreen.com • 1-888-330-3350

• DISTRIBUTED BY FORESIDE FINANCIAL SERVICES, LLC (MEMBER OF FINRA)

Bow River Capital Evergreen Fund
TABLE OF CONTENTS SEPTEMBER 30, 2022

Bow River Capital Evergreen Fund
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2022 (UNAUDITED)
Fair Value
Private Investments — 76.6%
Credit Co-Investments — 5.3%
Ashgrove Specialty Lending Investments I, 9.44% (SONIA + 8.25%), 4/9/2026, principal GBP 1,000,000[1,2]	$836,878
Ashgrove Specialty Lending Investments I, DAC, 8.87% (SONIA + 8.50%, 0.25% Floor, 6/30/2026, principal GBP 2,500,000[1,2]	1,592,144
CL Oliver Co-Invest I, LP1,3,4	2,500,929
Ecoville Investments Limited, 9.50%, 1/11/24, principal $2,000,000[1,2]	1,957,500
Palmer Square Loan Funding 2021-3, Ltd.[1]	1,242,742
Polaris Newco, 9.00% (LIBOR + 8.00%, 1.00% Floor), 6/4/2029, principal $2,000,000[1,2]	1,875,000
Sand Trust Series 21-1A - Class SUB[1]	731,495
US Hospitality Publishers, Inc., 8.00% (LIBOR + 7.00%, 1.00% Floor), 12/18/2025, principal $2,000,000[1,2]	1,683,592
VCPF III Co-Invest 1-A, LP1,4	2,538,687
Total Credit Co-Investments (Cost $16,052,821)	14,958,967

Equity Co-Investments — 29.4%
ACP Hyperdrive Co-Invest, LLC[1,3,4]	2,584,772
AP DSB Co-Invest II, LP1,3,4	3,553,105
Ashgrove Specialty Lending Investments I, DAC[1,2,3]	406,043
Biloxi Co-Investment Partners, LP1,3,4	1,682,721
BW Colson Co-Invest Feeder (Cayman), LP1,3,4	3,561,386
Constellation 2022, LP1,3,4	5,000,000
Corsair Amore Investors, LP1,3,4	4,873,940
Coyote 2021, LP1,3,4	8,876,755
DGS Group Holdings, LP1,3,4	5,000,000
Enak Aggregator, LP1,2,3	2,449,316
Falcon Co-Investment Partners, LP1,3,4	2,895,661
ISH Co-Investment Aggregator, LP1,3,4	2,307,532
OceanSound Partners Co-Invest II, LP - Series B1,3,4,5	2,489,941
Onex OD Co-Invest, LP1,3,4	4,315,309
Palms Co-Investment Partners, LP1,3,4	3,809,194
Project Stream Co-Invest Fund, LP1,3,4	1,940,275
SEP Hamilton III Aggregator, LP1,3,4	6,363,896
SEP Skyhawk Fund III Aggregator, LP1,3,4	529,556
The Global Atlantic Financial Group, LLC[1,2,3]	3,955,000
Veregy Parent, LLC[1,2,3]	3,119,400
Vistage Equity Investors, LP1,3,4	5,000,000
WestCap Cerebral Co-Invest 2021, LLC[1,3,4]	340,648
WestCap LoanPal Co-Invest 2020, LLC[1,3,4]	4,841,981
Wildcat 21 Co-Invest Fund, LP1,3,4	2,492,776
Total Equity Co-Investments (Cost $66,684,007)	82,389,207

Fair Value
Private Investments — 76.6% (continued)
Primary Funds — 16.4%
Ashgrove Specialty Lending Fund I SCSp RAIF[1,3,4]	$736,751
Avista Capital Partners V, LP1,3,4	4,207,627
Coller Credit Opportunities I - B, LP1,4	1,428,730
EnCap Energy Transition Fund 1-A, LP1,3,4	3,846,662
FFL Capital Partners V, LP1,3,4	4,508,804
Grain Spectrum Holdings III (Cayman), LP1,3,4	2,381,143
Lynx EBO Fund I (A), LLC[1,3,4]	1,000,313
OceanSound Partners Fund, LP1,3,4	2,945,104
Onex Structured Credit Opportunities International Fund I, LLC[1,4]	1,440,045
Overbay Fund XIV Offshore, LP1,2,3	2,453,095
Sumeru Equity Partners Fund III, LP1,3,4	2,500,631
Sumeru Equity Partners Fund IV, LP1,3,4	226,931
WestCap Strategic Operator Fund II, LP1,3,4	2,978,256
WestCap Strategic Operator U.S. Feeder Fund, LP1,3,4	9,299,026
Whitehorse Liquidity Partners IV, LP1,3,4	3,849,853
Whitehorse Liquidity Partners V, LP1,3,4	1,932,515
Total Primary Funds (Cost $30,593,527)	45,735,486

Private Investment Funds — 9.3%
PIMCO DSCO Fund II Offshore Feeder, LP1,3,4	4,676,408
Post Limited Term High Yield Fund, LP1,3,4	5,695,590
Ruffer Absolute Institutional, Ltd.[1,3,4]	5,012,316
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.[1,3,4]	5,814,338
Voloridge Sustainability Fund, LP1,3,4	4,720,817
Total Private Investment Funds (Cost $25,213,485)	25,919,469

Secondary Funds — 16.2%
Adams Street 2009 Direct Fund, LP1,2,3	25,340
Adams Street 2010 Direct Fund, LP1,2,3	34,637
Adams Street 2011 Direct Fund, LP1,2,3	47,979
Adams Street 2011 Non-U.S. Developed Markets Fund, LP1,2,3	136,006
Adams Street 2011 U.S. Fund, LP1,2,3	307,906
Adams Street 2013 Direct Fund, LP1,2,3	1,861,907
Adams Street 2014 Global Fund, LP1,2,3	1,025,297
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP1,2,3	101,365
Adams Street Partnership Fund 2009 U.S. Fund, LP1,2,3	258,150
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP1,2,3	105,753
Adams Street Partnership Fund 2010 U.S. Fund, LP1,2,3	284,559

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund
SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)
Fair Value
Private Investments — 76.6% (continued)
Secondary Funds — 16.2% (continued)
Altor Fund IV (No. 1) AB1,3,4	$5,945,955
ASP (Feeder) 2017 Global Fund, LP1,2,3	1,036,763
BRCE SPV I, LLC[1,2]	253,699
Coller Credit Opportunities I – Annex I, SLP[1,4]	3,186,072
Coller International Partners VI Feeder Fund, LP - Class A1,2,3	1,129,852
Coller International Partners VII Feeder Fund, LP - Series B1,2,3	2,010,520
Forrest Holdings I, LP - Class A1,3,4	28,216
Forrest Holdings I, LP - Class B1,3,4	356,270
Global Infrastructure Partners II-C, LP1,3,4	1,167,867
Graphite Capital Partners VIII D, LP1,2,3	2,856,191
KH Aggregator, LP1,3,4	4,759,739
Onex Fund V, LP1,3,4	6,449,255
Overbay Fund XIV (AIV III), LP1,2,3	2,412,173
Overbay Fund XIV Offshore (AIV), LP1,2,3,5	4,736,632
Porcupine Holdings, LP - Class A1,3,4	3,015,543
Porcupine Holdings, LP - Class B1,2,3	1,690,876
Total Secondary Funds (Cost $29,188,732)	45,224,522
Total Private Investments (Cost $167,732,571)	214,227,651

Exchange Traded Funds — 1.1%
Equity Funds — 1.1%
Core Alternative ETF, shares 100,000	2,970,500
Total Exchange Traded Funds (Cost $3,047,500)	2,970,500

Short-Term Investments — 26.6%
UMB Money Market Fiduciary, 0.01%, shares 5,960,000[6,7]	5,960,000
Goldman Sachs Financial Square Government Fund – Institutional Class, 2.87%, shares 68,526,635[6]	68,526,635
Total Short-Term Investments (Cost $74,486,635)	74,486,635

Total Investments (Cost $245,266,706) — 104.3%	$291,684,786
Liabilities in excess of other assets — (4.3%)	(12,075,683)
Net Assets — 100%	$279,609,103

DAC - Designated Activity Company

LLC - Limited Liability Company

LP - Limited Partnership

LIBOR - London Interbank Offered Rate

RAIF - Reserved Alternative Investment Fund

SCSp - Special Limited Partnership

SLP - Special Limited Partnership

SONIA - Sterling Overnight Index Average

1       Restricted security. The total value of these securities is $214,227,651, which represents 76.6% of total net assets of the Fund. Please refer to Note 7 in the Notes to the Financial Statements.

2       Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $40,643,573, which represents 14.5% of total net assets of the Fund.

3       Non-income producing.

4       Investment is valued using net asset value per share (or its equivalent) as a practical expedient. Please see Note 3 in the Notes to the Financial Statements for respective investment strategies, unfunded commitments, and redemptive restrictions.

5       Affiliated investment for which ownership exceeds 5% of the investment’s capital. Please refer to Note 6 in the Notes to the Financial Statements.

6       Rate disclosed represents the seven day yield as of the Fund’s period end.

7       The UMB Money Market Fidicuary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund
SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

On September 30, 2022, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount		Value	Unrealized Depreciation
				Buy	Sell
December 31, 2022	Bannockburn Global Forex, LLC	USD	EUR	$1,954,000	EUR 2,000,000	$1,973,524	$(19,524)
December 31, 2022	Bannockburn Global Forex, LLC	USD	GBP	$1,668,000	GBP 1,500,000	$1,675,842	(7,842)
							$(27,366)

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund
SUMMARY OF INVESTMENTS SEPTEMBER 30, 2022 (UNAUDITED)
Security Type/Geographic Region	Percent of Total Net Assets
Private Investments
North America	58.3%
Global	12.3%
Europe	5.3%
Asia	0.7%
Total Private Investments	76.6%
Exchange Traded-Funds
North America	1.1%
Total Exchange Traded-Funds	1.1%
Short-Term Investments	26.6%
Total Investments	104.3%
Liabilities in excess of other assets	-4.3%
Net Assets	100.0%

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund
STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2022 (UNAUDITED)
Assets:
Unaffiliated investments, at fair value (cost $167,754,162)	$209,971,578
Short-term investments, at fair value (cost $74,486,635)	74,486,635
Affiliated investments, at fair value (cost $3,025,909)	7,226,573
Cash denominated in foreign currencies (cost $41,754)	40,422
Interest receivable	181,419
Receivable for forward foreign currency contracts	152,250
Prepaid expenses	116,631
Total Assets	292,175,508

Liabilities:
Unrealized depreciation on forward foreign currency contracts	27,366
Payables
Shareholder subscriptions received in advance	5,960,000
Due to custodian	5,733,084
Investment management fee	401,616
Professional fees	181,281
Broker fees	135,156
Other accrued liabilities	44,825
Due to Adviser	40,722
Accounting and administration fees	32,714
Distribution and service fees	4,525
Transfer agent fees	4,423
Interest fees	693
Total Liabilities	12,566,405
Commitments and contingencies (Note 9)
Net Assets	$279,609,103

Composition of Net Assets:
Paid-in capital	$236,911,006
Total distributable earnings	42,698,097
Net Assets	$279,609,103

Net Assets Attributable to:
Class I Shares	$257,551,773
Class II Shares	22,057,330
$279,609,103
Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, 100,000 shares registered; par value of $0.001):
Class I Shares	6,459,606
Class II Shares	554,199
7,013,805
Net Asset Value per Share[1]:
Class I Shares	$39.87
Class II Shares	39.80

1        Each share class is subject to an early repurchase fee of 2.00% on any shares sold within 365 days of purchase.

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income:
Interest income from unaffiliated investments	$960,090
Other Income	34,367
Dividend income from unaffiliated investments	15,310
Total Investment Income	1,009,767

Expenses:
Investment management fee (Note 5)	2,219,794
Accounting and administration fees	144,804
Other fees	70,578
Audit and tax fees	67,647
Legal fees	52,692
Pricing Fees	50,062
Trustee fees (Note 5)	47,500
Chief Compliance Officer and Chief Financial Officer fees (Note 5)	42,153
Transfer agent fees	38,856
Interest Expense	31,075
Distribution and service fees (Class II)	19,540
Custody fees	18,139
Total Expenses Before Recoupment	2,802,840
Fund expenses recouped by the Adviser (Note 5)	102,743
Net Expenses	2,905,583
Net Investment Loss	(1,895,816)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Unaffiliated investments	2,718,814
Forward foreign currency contracts	435,450
Foreign currency transactions	3,732
Total net realized gain	3,157,996

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,234,102)
Investments paid in advance	(841,033)
Affiliated investments	(63,322)
Forward foreign currency contracts	(46,693)
Foreign currency translations	(1,332)
Total net change in unrealized depreciation	(3,186,482)
Net Realized and Unrealized Loss	(28,486)

Net Decrease in Net Assets from Operations	$(1,924,302)

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund
STATEMENT OF CHANGES IN NET ASSETS
	For the six months ended September 30, 2022 (Unaudited)	For the year ended March 31, 2022
Net Increase in Net Assets from:
Operations:
Net investment loss	$(1,895,816)	$(2,712,270)
Net realized gain	3,157,996	595,511
Net change in unrealized appreciation (depreciation)	(3,186,482)	35,286,186
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,924,302)	33,169,427

Distributions to Shareholders:
Distributions:
Class I	—	(1,278,522)
Net Decrease in Net Assets from Distributions to Shareholders	—	(1,278,522)

Capital Transactions:
Proceeds from shares sold:
Class I	46,913,088	88,816,420
Class II	15,877,215	6,091,328[1]
Reinvestment of distributions:
Class I	—	1,077,120
Cost of shares repurchased:
Class I	(2,408,996)	(2,492,250)
Class II	(135,260)	—[1]
Net Increase in Net Assets from Capital Transactions	60,246,047	93,492,618
Total Net Increase in Net Assets	58,321,745	125,383,523

Net Assets
Beginning of period	221,287,358	95,903,835
End of period	$279,609,103	$221,287,358

Capital Share Transactions:
Shares sold:
Class I	1,178,244	2,512,347
Class II	398,172	159,419[1]
Shares issued in reinvestment of distributions:
Class I	—	28,100
Shares redeemed:
Class I	(60,233)	(68,170)
Class II	(3,392)	—[1]
Net Increase in Capital Shares Outstanding	1,512,791	2,631,696

1        Reflects operations for the period from January 3, 2022 (commencement of operations) to March 31, 2022.

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund
STATEMENT OF CASH FLOWS For the SIX MONTHS Ended September 30, 2022 (UNAUDITED)
Cash Flows from Operating Activities
Net decrease in net assets from operations	$(1,924,302)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Net realized gain from investments	(2,718,814)
Net realized gain from foreign currency transactions	(3,732)
Net realized gain from foreign currency contracts	(435,450)
Net change in unrealized depreciation from Investments	2,297,424
Net change in unrealized depreciation from investments paid in advance	841,033
Net change in unrealized depreciation from foreign currency translations	1,332
Net change in unrealized depreciation from foreign currency contracts	46,693
Purchases of investments	(58,797,891)
Sales of investments	17,873,683
Purchases of short term investments, net	(32,323,629)
(Increase)/Decrease in Assets:
Interest receivable	(109,503)
Prepaid expenses	(27,567)
Receivable for forward foreign currency contracts	(152,250)
Investments paid in advance, at cost	9,945,832
Increase/(Decrease) in Liabilities:
Depreciation on forward foreign currency contracts	22,537
Shareholder subscriptions received in advance	(2,153,000)
Due to Adviser	91,267
Due to Custodian	5,733,084
Investment management fee	84,015
Broker Fees	135,156
Interest fees	(5,557)
Distribution and service fees	3,224
Professional fees	(65,160)
Transfer agent fees	(6,954)
Accounting and administration fees	11,465
Other accrued liabilities	34,514
Net Cash Used in Operating Activities	(61,602,550)

Cash Flows from Financing Activities
Proceeds from shares sold	62,790,303
Payments for shares repurchased	(2,544,256)
Net Cash Provided by Financing Activities	60,246,047

Effects of foreign currency exchange rate changes in cash	391,157

Net decrease in cash	(965,346)

Cash at beginning of period	1,005,768
Cash denominated in foreign currencies at beginning of period	—
Total cash at beginning of period	1,005,768

Cash at end of period	—
Cash denominated in foreign currencies at end of period	40,422
Total cash at end of period	$40,422

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund
FINANCIAL HIGHLIGHTS CLASS I SHARES

Per share operating performance.
For a capital share outstanding throughout the period.

	For the six months ended September 30, 2022 (Unaudited)[1]	For the year ended March 31, 2022[1]	For the period ended March 31, 2021[1,2]
Net Asset Value, beginning of period	$40.23	$33.42	$30.86
Income from Investment Operations:
Net investment loss[3]	(0.30)	(0.63)	(0.13)
Net realized and unrealized gain on investments	(0.06)	7.71	2.69
Total from investment operations	(0.36)	7.08	2.56

Distributions to investors:
From net realized gain	—	(0.27)	—
Total distributions to investors	—	(0.27)	—

Net Asset Value, end of period	$39.87	$40.23	$33.42

Total Return[4]	(0.89)%[5]	21.23%	8.30%[5]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$257,552	$214,878	$95,904

Net investment loss[6]	(1.48)%[7]	(1.73)%	(1.71)%[7]

Gross expenses inclusive of interest expense[6,8]	2.19%[7]	2.42%	3.06%[9]
Net expenses inclusive of interest expense[6,10]	2.27%[7]	2.26%	2.25%[7]

Gross expenses exclusive of interest expense[6,8]	2.17%[7]	2.41%	3.06%[9]
Net expenses exclusive of interest expense[6,10]	2.25%[7]	2.25%	2.25%[7]

Portfolio Turnover Rate	9%[5]	19%	21%[5]
Borrowings - Revolving Credit Facility	$—	$—	$—
Assets Coverage per $1,000 of Borrowings[11]	—	—	—
Revolving Credit Facility	Not Applicable	Not Applicable	Not Applicable

1        Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

2        Reflects operations for the period January 1, 2021 (commencement of operations) through March 31, 2021. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

3        Per share data is computed using the average shares method.

4        Total returns are a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. Returns shown do not include payment of a 2.00% early repurchase fee for shares redeemed within 365 days of purchase. If the early repurchase fee was included, total returns would have been lower. Returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

5        Not annualized for periods less than one year.

6        The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2022, the Fund’s underlying investment companies included a range of management fees from 0.50% to 2.25% (unaudited) and peformance fees from 10% to 20% (unaudited).

7        Annualized.

8        Represents the ratio of expenses to average net assets absent of fee waivers, expense reimbursements, and/or expense recoupments.

9        Annualized, with the exception of non-recurring organizational costs.

10       Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursements, and/or expense recoupments by the Adviser (Note 5).

11       Calculated by subtracting the Fund’s total liabilities (excluding the debt balance) from the Fund’s total assets and dividing by the outstanding debt balance.

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund
FINANCIAL HIGHLIGHTS CLASS II SHARES

Per share operating performance.
For a capital share outstanding throughout the period.

	For the six months ended September 30, 2022[1] (Unaudited)	For the period ended March 31, 2022[1,2]
Net Asset Value, beginning of period	$40.20	$38.33
Income from Investment Operations:
Net investment loss[3]	(0.34)	(0.14)
Net realized and unrealized gain on investments	(0.06)	2.01
Total from investment operations	(0.40)	1.87

Net Asset Value, end of period	$39.80	$40.20

Total Return[4,5]	(1.00)%	4.88%

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$22,057	$6,409

Net investment loss[6,7]	(1.73)%	(1.71)%

Gross expenses inclusive of interest expense[6,7,8]	2.44%	2.67%
Net expenses inclusive of interest expense[6,7,9]	2.52%	2.51%

Gross expenses exclusive of interest expense[6,7,8]	2.42%	2.66%
Net expenses exclusive of interest expense[6,7,9]	2.50%	2.50%

Portfolio Turnover Rate	9%[5]	19%[10]
Borrowings - Revolving Credit Facility	$—	$—
Assets Coverage per $1,000 of Borrowings[11]	—	—
Revolving Credit Facility	Not Applicable	Not Applicable

1        Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

2         Reflects operations for the period January 3, 2022 (commencement of operations) through March 31, 2022.

3        Per share data is computed using the average shares method.

4        Total returns are a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. Returns shown do not include payment of a 2.00% early repurchase fee for shares redeemed within 365 days of purchase. If the early repurchase fee was included, total returns would have been lower. Returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

5        Not annualized for periods less than one year.

6        The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2022, the Fund’s underlying investment companies included a range of management fees from 0.50% to 2.25% (unaudited) and peformance fees from 10% to 20% (unaudited).

7        Annualized.

8        Represents the ratio of expenses to average net assets absent of fee waivers, expense reimbursements, and/or expense recoupments.

9        Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursements, and/or expense recoupments by the Adviser (Note 5).

10       The portfolio turnover rate is calculated at the Fund level. The percentage listed was calculated for the year ended March 31, 2022.

11       Calculated by subtracting the Fund’s total liabilities (excluding the debt balance) from the Fund’s total assets and dividing by the outstanding debt balance.

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

Bow River Capital Evergreen Fund (the “Fund”) was organized as a Delaware statutory trust on April 21, 2020 and commenced operations on January 1, 2021 following the reorganization of the Bow River Capital Evergreen Private Equity Fund, LP (the “Predecessor Fund”) with and into the Fund, which was effective as of the close of business on December 31, 2020. The Fund currently offers two classes of shares: Class I Shares and Class II Shares (“Shares”). Class II Shares commenced operations on January 3, 2022. The Fund is a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund is available to “accredited investors” within the meaning of Rule 501 under the Security Act of 1933, as amended.

The Fund’s investment objective is to generate long-term capital appreciation by investing in a broad portfolio of private equity investments that provide attractive risk-adjusted return potential. The Fund will seek to achieve its investment objective through broad exposure to private equity, private credit, and semi-liquid or listed investments, that may include: (i) direct investments; (ii) secondary investments; (iii) private credit instruments; (iv) primary fund commitments; (v) direct or secondary purchases of liquid credit instruments; (vi) other liquid investments; and (vii) short-term investments.

Bow River Asset Management, LLC, an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). Aksia CA LLC (f/k/a Aksia TorreyCove Partners, LLC), an investment adviser registered under the Advisers Act, serves as a non-discretionary investment consultant to the Fund. The Fund’s Board of Trustees (the “Board”) has the overall responsibility for the management and supervision of the business operations of the Fund. The Board may delegate any of its rights, powers, and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Significant Accounting Policies

Basis of Presentation and Use of Estimates – The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). The presentation of the financial statements are in conformity with generally accepted accounting principles in the United States (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Recognition and Expenses – Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 5).

Investment Transactions – Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the identified cost basis for publicly traded investments and a dollar for dollar cost depletion for the Fund’s private investments for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are declared and paid annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

Valuation – The Fund will calculate its net asset value (“NAV”) as of the close of regular trading on the New York Stock Exchange on the last business day of each calendar week, each business day for the five business days preceding a repurchase request deadline (at such specific time set by the Board), each date that a Share is offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its NAV, the Fund will value its investments as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Fund was required to comply with Rule 2a-5 by September 8, 2022 and as a result, the Board of Trustees of the Fund (“the Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”) which will be used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 and in conjunction with FASB’s ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820-10). The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued based on their respective market price. The money market demand accounts are priced at cost and are generally classified as Level 1 investments.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of these investments, the Valuation Committee will typically apply widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies or other business counterparties.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

Primary and Secondary Fund Investments

Primary investments are commitments to new private equity, private credit, or other private funds. Secondary investments are purchases of existing interests that are acquired on the secondary market. Primary or secondary investments in private equity funds are generally valued based on the latest NAV reported by the third-party fund manager or General Partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of an investment in a private equity fund based on NAV or its equivalent if the NAV of the private equity fund is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

of valuations of the investments in private equity funds, their estimated values may differ significantly from the values that would have been used had a ready market for the private equity funds existed, and the differences could be material. New purchases of primary or secondary investments in private equity funds will be valued at acquisition cost initially until a NAV is provided by the third-party fund manager or General Partner. The Fund will review any cash flows since the reference date of the last NAV for a private equity fund received by the Fund from a third-party manager (“Portfolio Fund Manager”) until the Determination Date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the Portfolio Fund Manager.

In addition to tracking the NAV plus related cash flows of such secondary purchases of interests in closed-end private funds (“Portfolio Funds”), the Valuation Committee may also track relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each private equity fund which is reasonably available at the time the Fund values its investments. Portfolio Funds’ Managers only provide determinations of the net asset values of the Portfolio Funds on a monthly or quarterly basis, in which event it will not be possible to determine the net asset value of the Fund more frequently. The Valuation Committee will consider such information and may conclude in certain circumstances that the information provided by the Portfolio Fund Manager does not represent the fair value of a particular asset held by a Portfolio Fund. If the Valuation Committee concludes in good faith that the latest NAV reported by a Portfolio Fund Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value) the Valuation Committee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Committee applies valuation methodologies as outlined above.

Co-Investments

Co-investments are minority investments in a company made by investors alongside a private equity fund manager or venture capital firm. Co-investments in private equity funds may be valued based on the latest NAV reported by the third-party fund manager or General Partner. In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings and multiple analysis, discounted cash flow and market data from third party pricing services, and makes assumptions that are based on market conditions existing at the end of each reporting period. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund. All foreign currency exchange contracts are market-to-market at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction, or by the delivery, or receipt, of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting the prior year returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of September 30, 2022.

Shareholder Subscriptions – Shareholder subscriptions received in advance are comprised of cash received on or prior to September 30, 2022 for which shares are issued on October 1, 2022. Shareholder subscriptions received in advance do not participate in the earnings of the Fund until shares are issued.

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

3. Fair Value Disclosures

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•        Level 1 – unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•        Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•        Level 3 – significant unobservable inputs, including inputs that are not derived from market data or cannot be corroborated by market data and when the investment is not redeemable in the near term.

Investments in private equity investments are reported in the Fund’s statement of assets and liabilities at NAV per share (or its equivalent) without further adjustment, as a practical expedient of fair value and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a privately offered investment represents the amount that the Fund could reasonably expect to receive from the investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV. These investments are redeemable at NAV under the original terms of the Fund agreements and/or subscription agreements and based on the operations of the underlying funds. However, it is possible that these redemption rights may be restricted or eliminated by the funds in the future in accordance with the underlying fund agreements.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Fund’s assets and liabilities as of September 30, 2022:

		Fair Value Measurements at the End of the Reporting Period Using
Investments	Practical Expedient*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Private Investments**	$171,609,841	$—	$1,974,237	$40,643,573	$214,227,651
Exchange Traded Funds	—	2,970,500	—	—	2,970,500
Short-Term Investments	—	74,486,635	—	—	74,486,635
Total	$171,609,841	$77,457,135	$1,974,237	$40,643,573	$291,684,786

*        Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

**      All sub-categories within the security type represent their respective evaluation status. For a detailed breakout, please refer to the Schedule of Investments.

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

The following is a summary of valuation inputs used to measure the Fund’s other financial instruments that are derivative instruments not reflected in the Schedule of Investments as of September 30, 2022:

Type	Level 1	Level 2	Level 3	Total
Forward foreign currency contracts	$—	$(27,366)	$—	$(27,366)
	$—	$(27,366)	$—	$(27,366)

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance April 1, 2022	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Contributions	Sales or Distributions	Net realized gain	Change in net unrealized appreciation	Ending balance September 30, 2022
Private Investments	$57,564,880	$7,243,421	$(21,921,285)	$10,135,624	$(12,607,009)	$2,690,330	$(2,462,388)	$40,643,573

The change in net unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments that were held as of September 30, 2022 is $(882,540).

Transfers into Level 3 during the period represent investments being valued by management using unobservable inputs as an adjustment to reported fair values. Transfers out of Level 3 during the period represent investments that are being measured at fair value using the NAV per share (or its equivalent) as a practical expedient and/or being valued using observable market data.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2022:

Level 3 Investments	Fair Value as of September 30, 2022	Valuation Technique	Unobservable Inputs	Range of Inputs/Discount Rate/Price	Impact to Valuation from an Increase in Input
Credit Co-Investments
Ashgrove Specialty Lending Investments I	$836,878	Market Approach	Reported Fair Value of Related Private Investment	Not applicable	Increase
Ashgrove Specialty Lending Investments I, DAC	1,592,144	Market Approach	Cost	Not applicable	Increase
Ecoville Investments Limited	1,957,500	Income Approach & Market Yield Analysis	Selected Market Yields	10.66% - 11.66%	Decrease
Polaris Newco	1,875,000	Income Approach & Market Yield Analysis	EBITDA Multiple	12.25x - 12.75x	Increase
			Selected Market Spreads	8.93% - 9.93%	Increase
US Hospitality Publishers, Inc	1,683,592	Income Approach & Market Yield Analysis	EBITDA Multiple	9.75x - 10.25x	Increase
			Selected Market Spreads	8.00% - 9.00%	Decrease
Equity Co-Investments
Ashgrove Specialty Lending Investments I, DAC	406,043	Market Approach	Cost	Not applicable	Increase
Enak Aggregator, LP	2,449,316	Market Approach	Capital Balance	Not applicable	Increase
The Global Atlantic Financial Group, LLC	3,955,000	Market Approach	Book Value	Not applicable	Increase
Veregy Parent, LLC	3,119,400	Market Approach	EBITDA Multiple	9.1x - 14.5x	Increase
Primary Funds
Overbay Fund XIV Offshore, LP	2,453,095	Market Approach	Discount Factor	11.18%	Decrease

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)
Level 3 Investments	Fair Value as of September 30, 2022	Valuation Technique	Unobservable Inputs	Range of Inputs/Discount Rate/Price	Impact to Valuation from an Increase in Input
Secondary Funds
Adams Street 2009 Direct Fund, LP	$25,340	Market Approach	Discount Factor	13.23%	Decrease
Adams Street 2010 Direct Fund, LP	34,637	Market Approach	Discount Factor	13.23%	Decrease
Adams Street 2011 Direct Fund, LP	47,979	Market Approach	Discount Factor	13.23%	Decrease
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	136,006	Market Approach	Discount Factor	13.23%	Decrease
Adams Street 2011 U.S. Fund, LP	307,906	Market Approach	Discount Factor	13.23%	Decrease
Adams Street 2013 Direct Fund, LP	1,861,907	Market Approach	Discount Factor	13.23%	Decrease
Adams Street 2014 Global Fund, LP	1,025,297	Market Approach	Discount Factor	13.23%	Decrease
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	101,365	Market Approach	Discount Factor	13.23%	Decrease
Adams Street Partnership Fund 2009 U.S. Fund, LP	258,150	Market Approach	Discount Factor	13.23%	Decrease
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	105,753	Market Approach	Discount Factor	13.23%	Decrease
Adams Street Partnership Fund 2010 U.S. Fund, LP	284,559	Market Approach	Discount Factor	13.23%	Decrease
ASP (Feeder) 2017 Global Fund, LP	1,036,763	Market Approach	Discount Factor	13.23%	Decrease
BRCE SPV I, LLC	253,699	Terms of Structured Deal	Residual Interest Calculation	10%	Decrease
Coller International Partners VI Feeder Fund, LP - Class A	1,129,852	Market Approach	Discount Factor	9.61%	Decrease
Coller International Partners VII Feeder Fund, LP - Series B	2,010,520	Market Approach	Discount Factor	9.61%	Decrease
Graphite Capital Partners VIII D, LP	2,856,191	Terms of Structured Deal	Residual Interest Calculation	35%	Decrease
Overbay Fund XIV (AIV III), LP	2,412,173	Market Approach	Discount Factor	11.98%	Decrease
Overbay Fund XIV Offshore (AIV), LP	4,736,632	Market Approach	Discount Factor	13.09%	Decrease
Porcupine Holdings, LP - Class B	1,690,876	Market Approach	Discount Factor	37.47%	Decrease
Total Level 3 Investments	$40,643,573

The following is the fair value measurement of investments that are measured at NAV per share (or its equivalent) as a practical expedient:

Private Investments*	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
ACP Hyperdrive Co-Invest, LLC	Private Equity Co-Investment	$2,584,772	$—	Subject to GP Consent	Not Applicable	Not Applicable
Altor Fund IV (No. 1) AB	Private Equity Secondary	5,945,955	1,860,093 EUR	Subject to GP Consent	Not Applicable	Not Applicable
AP DSB Co-Invest II, LP	Private Equity Co-Investment	3,553,105	—	Subject to GP Consent	Not Applicable	Not Applicable
Ashgrove Specialty Lending Fund I SCSp RAIF	Private Credit Primary	736,751	1,210,000 EUR	Subject to GP Consent	Not Applicable	Not Applicable
Avista Capital Partners V, LP	Private Equity Primary	4,207,627	$500,268	Subject to GP Consent	Not Applicable	Not Applicable
Biloxi Co-Investment Partners, LP	Private Equity Co-Investment	1,682,721	545,519	Subject to GP Consent	Not Applicable	Not Applicable
BW Colson Co-Invest Feeder (Cayman), LP	Buyout in the lower-middle-market in North America	3,561,386	—	Subject to GP Consent	Not Applicable	Not Applicable
CL Oliver Co-Invest I, LP	Private Credit	2,500,929	1,998	Subject to GP Consent	Not Applicable	Not Applicable
Coller Credit Opportunities I - Annex I, SLP	Private Credit	3,186,072	1,126,133	Subject to GP Consent	Not Applicable	Not Applicable
Coller Credit Opportunities I - B, LP	Private Credit Primary	1,428,730	3,734,591	Subject to GP Consent	Not Applicable	Not Applicable
Constellation 2022, LP	Private Equity Co-Investment	5,000,000	—	Subject to GP Consent	Not Applicable	Not Applicable
Corsair Amore Investors, LP	Private Equity Co-Investment	4,873,940	—	Subject to GP Consent	Not Applicable	Not Applicable

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)
Private Investments*	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
Coyote 2021, LP	Buyout in the middle-market in North America	$8,876,755	$393,776	Subject to GP Consent	Not Applicable	Not Applicable
DGS Group Holdings, LP	Private Equity Co-Investment	5,000,000	—	Subject to GP Consent	Not Applicable	Not Applicable
EnCap Energy Transition Fund 1-A, LP	Private Equity Buyout	3,846,662	1,782,962	Subject to GP Consent	Not Applicable	Not Applicable
Falcon Co-Investment Partners, LP	Private Equity Co-Investment	2,895,661	1,101,449	Subject to GP Consent	Not Applicable	Not Applicable
FFL Capital Partners V, LP	Private Equity Primary	4,508,804	4,568,083	Subject to GP Consent	Not Applicable	Not Applicable
Forrest Holdings I, LP - Class A	Private Equity Secondary	28,216	1,263,959	Subject to GP Consent	Not Applicable	Not Applicable
Forrest Holdings I, LP - Class B	Private Equity Secondary	356,270	—	Subject to GP Consent	Not Applicable	Not Applicable
Global Infrastructure Partners II-C, LP	Private Equity Secondary	1,167,867	229,867	Subject to GP Consent	Not Applicable	Not Applicable
Grain Spectrum Holdings III (Cayman), LP	Infrastructure Primary	2,381,143	562,783	Subject to GP Consent	Not Applicable	Not Applicable
ISH Co-Investment Aggregator, LP	Private Equity Primary	2,307,532	692,308	Subject to GP Consent	Not Applicable	Not Applicable
KH Aggregator, LP	Private Equity Secondary	4,759,739	—	Subject to GP Consent	Not Applicable	Not Applicable
Lynx EBO Fund I (A), LLC	Opportunistic Credit Fund	1,000,313	—	Subject to GP Consent	Not Applicable	Not Applicable
OceanSound Partners Co-Invest II, LP - Series B	Private Equity Co-Investment	2,489,941	—	Subject to GP Consent	Not Applicable	Not Applicable
OceanSound Partners Fund, LP	Private Equity Primary	2,945,104	1,716,434	Subject to GP Consent	Not Applicable	Not Applicable
Onex Fund V, LP	Private Equity Secondary	6,449,255		Subject to GP Consent	Not Applicable	Not Applicable
Onex OD Co-Invest, LP	Direct Private Equity Buyout	4,315,309	—	Subject to GP Consent	Not Applicable	Not Applicable
Onex Structured Credit Opportunities International Fund I, LLC	Private Equity Buyout	1,440,045	514,515	Subject to GP Consent	Not Applicable	Not Applicable
Palms Co-Investment Partners, LP	Private Equity Co-Investment	3,809,194	190,476	Subject to GP Consent	Not Applicable	Not Applicable
PIMCO DSCO Fund II Offshore Feeder, LP	Opportunistic Credit Fund	4,676,408	—	Quarterly	60 days	One Year
Porcupine Holdings, LP - Class A	Private Equity Secondary	3,015,543	2,075,472	Subject to GP Consent	Not Applicable	Not Applicable
Post Limited Term High Yield Fund, LP	Senior Credit Fund	5,695,590	—	Monthly	30 days	Not Applicable
Project Stream Co-Invest Fund, LP	Private Equity Co-Investment	1,940,275	—	Subject to GP Consent	Not Applicable	Not Applicable
Ruffer Absolute Institutional, Ltd.	Alternative Strategy-Tail Hedge	5,012,316	—	Subject to GP Consent	Not Applicable	Not Applicable
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	Alternative Strategy-Tail Hedge	5,814,338	—	Monthly	35 days	6 months
SEP Hamilton III Aggregator, LP	Direct Private Equity Buyout	6,363,896	—	Subject to GP Consent	Not Applicable	Not Applicable
SEP Skyhawk Fund III Aggregator, LP	Private Equity Primary	529,556	—	Subject to GP Consent	Not Applicable	Not Applicable
Sumeru Equity Partners Fund III, LP	Private Equity Primary	2,500,631	322,666	Subject to GP Consent	Not Applicable	Not Applicable
Sumeru Equity Partners Fund IV, LP	Private Equity Primary	226,931	3,773,069	Subject to GP Consent	Not Applicable	Not Applicable
VCPF III Co-Invest 1-A, LP	Private Credit	2,538,687	—	Subject to GP Consent	Not Applicable	Not Applicable
Vistage Equity Investors, LP	Private Equity Co-Investment	5,000,000	—	Subject to GP Consent	Not Applicable	Not Applicable
Voloridge Sustainability Fund, LP	Quantitative Strategy Fund	4,720,817	—	Monthly	90 days	Not Applicable
WestCap Cerebral Co-Invest 2021, LLC	Private Equity Primary	340,648	—	Subject to GP Consent	Not Applicable	Not Applicable
WestCap LoanPal Co-Invest 2020, LLC	Direct Growth Equity	4,841,981	—	Subject to GP Consent	Not Applicable	Not Applicable
WestCap Strategic Operator Fund II, LP	Private Equity Primary	2,978,256	3,016,845	Subject to GP Consent	Not Applicable	Not Applicable
WestCap Strategic Operator U.S. Feeder Fund, LP	Growth Equity Primary	9,299,026	390,051	Subject to GP Consent	Not Applicable	Not Applicable
Whitehorse Liquidity Partners IV, LP	Structured Secondary Fund	3,849,853	2,099,660	Subject to GP Consent	Not Applicable	Not Applicable
Whitehorse Liquidity Partners V, LP	Private Equity Primary	1,932,515	5,647,027	Subject to GP Consent	Not Applicable	Not Applicable
Wildcat 21 Co-Invest Fund, LP	Private Equity Co-Investment	2,492,776	—	Subject to GP Consent	Not Applicable	Not Applicable

*         Refer to the Schedule of Investment for industry classifications of individual securities.

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended September 30, 2022 were $58,797,891 and $17,873,683, respectively.

5. Investment Management and Other Agreements

Pursuant to an Investment Management Agreement, the Fund will pay the Adviser a monthly investment management fee (the “Investment Management Fee”) in consideration of the advisory services provided by the Adviser to the Fund. The Investment Management Fee is equal to 1.75% on an annualized basis of the Fund’s average daily Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Investment Management Fee is paid to the Adviser out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. The Investment Management Fee will be computed as of the last day of each month. During the six months ended September 30, 2022, the Fund incurred $2,219,794 in investment management fees.

The Adviser has entered into an Investment Consultant Agreement with Aksia CA, LLC (f/k/a Aksia TorreyCove Partners, LLC) (the “Investment Consultant”) to assist the Adviser with sourcing, evaluating, and selecting investments for the Fund’s portfolio. As the investment consultant, Aksia CA only recommends investments to the Adviser and has no involvement in investment decisions, any related negotiations, or the finalization of any investment. Currently, a high concentration of the Fund’s investments are sourced by the Investment Consultant. In consideration for services provided, the Adviser will pay the Investment Consultant a monthly fee of 0.375%, on an annualized basis, of the Fund’s average daily Managed Assets.

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Fund’s aggregate monthly ordinary operating expenses, excluding certain “Specified Expenses” listed below, borne by the Fund in respect of each Class of Shares to an amount not to exceed 0.50%, on an annualized basis, of the Fund’s month-end net assets (the “Expense Cap”).

If the Fund’s aggregate monthly ordinary operating expenses, exclusive of the Specified Expenses in respect of any Class of Shares for any month, exceed the Expense Cap applicable to that Class of Shares, the Adviser will waive its Management Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation Agreement. To the extent that the Adviser waives its Management Fee and/or reimburses expenses, the Adviser may, for a period not to exceed three years from the date on which a Waiver is made, recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment.

Specified Expenses that are not covered by the Expense Limitation Agreement and are therefore borne by shareholders of the Fund include: (i) the Management Fee; (ii) all fees and expenses of Fund Investments (including any underlying fees of the Fund Investments (the “Acquired Fund Fees and Expenses”)); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Fund Investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of common shareholders.

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

The Expense Limitation Agreement is in effect until January 1, 2024, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Board. The Expense Limitation Agreement may be terminated by the Board upon thirty days’ written notice to the Adviser. During the six months ended September 30, 2022, the Adviser recouped $102,743 from previously waived organizational costs. As of September 30, 2022, the Adviser may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than the dates and amounts as outlined below:

October 29, 2023	March 31, 2024	March 31, 2025
$5,824	$212,610	$257,589

In consideration of the services rendered by the Independent Trustees, the Fund pays each Independent Trustee a retainer of $30,000 per year. In addition, the Fund pays an additional retainer of $2,500 per year to the Chairman of the Audit Committee and to the Chairman of the Nominating Committee. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Employees of PINE Advisors, LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

The Fund has adopted a Distribution and Service Plan with respect to Class II Shares in compliance with Rule 12b-1 under the 1940 Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class II Shares. Under the Distribution and Service Plan, the Fund may pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class II Shares (the “Distribution and Servicing Fee”) to Foreside Financial Services, LLC (the “Distributor”) and/or other qualified recipients. Class I Shares are not subject to the Distribution and Servicing Fee. Foreside Financial Services, LLC acts as Distributor to the Fund on a best-efforts basis, subject to various conditions, pursuant to a Distribution Agreement (the “Distribution Agreement”) between the Fund and the Distributor. The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of Class II Shares of the Fund. For the six months ended September 30, 2022, distribution and service fees incurred are disclosed on the Statement of Operations.

The Adviser may make payments from its resources, which include a portion of the Investment Management Fee, to brokers or dealers that assist in the distribution of Shares, including brokers or dealers that may be affiliated with the Adviser. Additionally, the Adviser pays from its own assets a fee calculated as a percentage of the Investment Management Fee to certain third-party investors in exchange for those investors providing initial seed capital investments to the Predecessor Fund. Pursuant to these arrangements, the Adviser pays a quarterly fee to the seed capital investors that is contingent upon certain required minimum investments by such investors. As of September 30, 2022, these investors own more than five percent of the Fund’s outstanding shares and, as a result, are considered to be affiliates of the Fund.

UMB Fund Services, Inc. serves as the Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, N.A. serves as the Fund’s Custodian.

Certain officers and trustees of the Fund are also officers of the Adviser.

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

6. Affiliated Investments

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2022 and may include acquisitions of new investments, prior year holdings that become affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Non-Controlled Affiliates	Beginning Fair Value April 1, 2022	Purchases or Contributions	Sales or Distributions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Ending Fair Value September 30, 2022	Investment Income
OceanSound Partners Co-Invest II, LP - Series B	$2,491,234	$—	$—	$(1,293)	$—	$2,489,941	$—
Overbay Fund XIV Offshore (AIV), LP	5,181,429	—	(382,768)	(62,029)	—	4,736,632	—
Total Non-Controlled Affiliates	$7,672,663	$—	$(382,768)	$(63,322)	$—	$7,226,573	$—

7. Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on September 30, 2022 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,584,772	0.9%
Adams Street 2009 Direct Fund, LP	April 1, 2022	29,665	25,340	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	37,019	34,637	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	56,049	47,979	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	127,773	136,006	0.0%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	233,526	307,906	0.1%
Adams Street 2013 Direct Fund, LP	April 1, 2022	1,662,711	1,861,907	0.7%
Adams Street 2014 Global Fund, LP	April 1, 2022	901,479	1,025,297	0.4%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	99,896	101,365	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	219,399	258,150	0.1%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	100,024	105,753	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	224,828	284,559	0.1%
Altor Fund IV (No. 1) AB	August 12, 2022	5,943,794	5,945,955	2.1%
AP DSB Co-Invest II, LP	July 30, 2021	1,799,272	3,553,105	1.3%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	831,645	1,036,763	0.4%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	868,430	736,751	0.3%

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)
Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Ashgrove Specialty Lending Investments I	July 8, 2021	$979,081	$836,878	0.3%
Ashgrove Specialty Lending Investments I, DAC	April 7, 2022	477,599	406,043	0.1%
Ashgrove Specialty Lending Investments I, DAC	April 7, 2022	1,876,722	1,592,144	0.6%
Avista Capital Partners V, LP	March 16, 2021	3,315,648	4,207,627	1.5%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,458,481	1,682,721	0.6%
BRCE SPV I, LLC	May 22, 2020	52,838	253,699	0.1%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,049,786	3,561,386	1.3%
CL Oliver Co-Invest I, LP	May 27, 2021	2,407,675	2,500,929	0.9%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	2,676,667	3,186,072	1.1%
Coller Credit Opportunities I - B, LP	January 5, 2022	1,275,343	1,428,730	0.5%
Coller International Partners VI Feeder Fund, LP - Class A	October 1, 2020	256,915	1,129,852	0.4%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	150,677	2,010,520	0.7%
Constellation 2022, LP	August 12, 2022	5,004,000	5,000,000	1.8%
Corsair Amore Investors, LP	May 27, 2022	5,029,000	4,873,940	1.7%
Coyote 2021, LP	March 29, 2021	2,613,058	8,876,755	3.2%
DGS Group Holdings, LP	September 9, 2022	5,004,000	5,000,000	1.8%
Ecoville Investments Limited	February 24, 2022	1,986,967	1,957,500	0.7%
Enak Aggregator, LP	January 18, 2022	2,861,507	2,449,316	0.9%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	2,871,236	3,846,662	1.4%
Falcon Co-Investment Partners, LP	January 26, 2022	2,908,067	2,895,661	1.0%
FFL Capital Partners V, LP	June 16, 2022	2,525,169	4,508,804	1.6%
Forrest Holdings I, LP - Class A	March 17, 2021	—	28,216	0.0%
Forrest Holdings I, LP - Class B	March 17, 2021	—	356,270	0.1%
Global Infrastructure Partners II-C, LP	January 14, 2022	284,462	1,167,867	0.4%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,445,529	2,381,143	0.9%
Graphite Capital Partners VIII D, LP	June 30, 2020	—	2,856,191	1.0%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,307,532	0.8%
KH Aggregator, LP	November 30, 2020	3,177,424	4,759,739	1.7%
Lynx EBO Fund I (A), LLC	December 18, 2020	517,990	1,000,313	0.4%
OceanSound Partners Co-Invest II, LP - Series B	November 5, 2021	2,519,844	2,489,941	0.9%
OceanSound Partners Fund, LP	December 27, 2021	2,362,170	2,945,104	1.1%
Onex Fund V, LP	September 30, 2022	5,919,488	6,449,255	2.3%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	4,315,309	1.4%

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)
Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	$1,321,366	$1,440,045	0.5%
Overbay Fund XIV (AIV III), LP	March 26, 2021	1,247,915	2,412,173	0.9%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	506,065	4,736,632	1.7%
Overbay Fund XIV Offshore, LP	January 22, 2021	1,421,799	2,453,095	0.9%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	1,883,768	1,242,742	0.4%
Palms Co-Investment Partners, LP	June 3, 2022	3,813,524	3,809,194	1.4%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	4,676,408	1.7%
Polaris Newco	June 18, 2021	1,944,556	1,875,000	0.7%
Porcupine Holdings, LP - Class A	December 29, 2021	2,437,961	3,015,543	1.1%
Porcupine Holdings, LP - Class B	December 29, 2021	2,010,512	1,690,876	0.6%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	5,695,590	2.0%
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,313	1,940,275	0.7%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	5,004,000	5,012,316	1.8%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	5,004,000	5,814,338	2.1%
Sand Trust Series 21-1A - Class SUB	November 6, 2021	916,162	731,495	0.3%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	6,363,896	2.3%
SEP Skyhawk Fund III Aggregator, LP	August 24, 2021	510,356	529,556	0.2%
Sumeru Equity Partners Fund III, LP	December 8, 2020	1,917,638	2,500,631	0.9%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	230,931	226,931	0.1%
The Global Atlantic Financial Group, LLC	January 1, 2021	3,506,645	3,955,000	1.4%
US Hospitality Publishers, Inc.	January 11, 2021	1,735,819	1,683,592	0.6%
VCPF III Co-Invest 1-A, LP	May 13, 2021	2,322,070	2,538,687	0.9%
Veregy Parent, LLC	November 3, 2020	3,005,300	3,119,400	1.1%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	5,000,000	1.8%
Voloridge Sustainability Fund, LP	November 1, 2020	5,000,000	4,720,817	1.7%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	255,536	340,648	0.1%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,434,363	4,841,981	1.7%
WestCap Strategic Operator Fund II, LP	July 31, 2021	2,963,958	2,978,256	1.1%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,304,129	9,299,026	3.3%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,546,502	3,849,853	1.4%
Whitehorse Liquidity Partners V, LP	February 4, 2022	1,705,689	1,932,515	0.7%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	2,255,261	2,492,776	0.9%
		$167,732,571	$214,227,651	76.6%

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

8. Capital Share Transactions

The Fund’s Shares are generally offered for purchase once per month at the NAV per Share as of the last business day of such month, except that Shares may be offered more of less frequently as determined by the Board in its sole discretion. The Fund has elected to implement a hybrid repurchase mechanism, where under normal circumstances, the Fund provides a limited degree of liquidity to common shareholders by conducting semi-annual repurchase offers pursuant to Rule 23c-3 of the 1940 Act (each a “Required Repurchase Offer”), as well as discretionary repurchase offers. While the Board may consider the recommendation of the Adviser, discretionary repurchase offers will be made at the sole discretion of the Board.

Each Required Repurchase Offer will be for no less than 5% and no more than 25% of the Fund’s Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, common shareholders will have their Shares repurchased on a pro rata basis, and tendering common shareholders will not have all of their tendered Shares repurchased by the Fund.

The Adviser also anticipates recommending to the Board that, under normal market circumstances, the Fund conduct periodic repurchase offers of no more than 5% of the Fund’s net assets generally for each calendar quarter following a Required Repurchase Offer (each, a “Discretionary Repurchase”). In determining whether the Fund should offer a Discretionary Repurchase, the Board may consider the recommendation of the Adviser as well as a variety of other operational, business and economic factors. While it is anticipated that each Discretionary Repurchase will be offered for each calendar quarter following a Required Repurchase Offer (i.e. twice per year), any Discretionary Repurchase of Shares will be made at such times and on such terms as may be determined by the Board from time to time in its sole discretion. As a result, Discretionary Repurchases may be offered at any amount, as determined by the Board, or not at all. The Fund may also elect to repurchase less than the full amount that a common shareholder requests to be repurchased. In addition, the Board may under certain circumstances elect to postpone, suspend or terminate an offer to repurchase Shares.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a common shareholder at any time prior to the day immediately preceding the one-year anniversary of the common shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a common shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

During the six months ended September 30, 2022, the Fund completed two repurchase offers. The results of those were as follows:

	Required Repurchase Offer	Discretionary Repurchase
Commencement Date	April 21, 2022	July 27, 2022
Repurchase Request Deadline	May 20, 2022	August 26, 2022
Repurchase Pricing Date	May 31, 2022	August 31, 2022

Repurchase Pricing Date Net Asset Value - Class I	$40.13	$39.94
Repurchase Pricing Date Net Asset Value - Class II	$40.09	$39.88
Shares Repurchased - Class I	16,067	44,166
Shares Repurchased - Class II	—	3,392
Value of Shares Repurchased - Class I	$644,808	$1,764,188
Value of Shares Repurchased - Class II	$—	$135,260
Percentage of Shares Repurchased - Class I	0.28%	0.71%
Percentage of Shares Repurchased - Class II	0.00%	0.64%
Percentage of Shares Repurchased - Total Fund	0.27%	0.71%

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

9. Commitments

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of September 30, 2022, the Fund had unfunded commitments in the amounts of $39,517,514, 3,070,093 euros and 607,092 pounds sterling.

10. Federal Tax Information

At September 30, 2022, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Bow River Capital Evergreen Fund
Cost of investments	$249,652,284
Gross unrealized appreciation	$50,025,543
Gross unrealized depreciation	(7,993,041)
Net unrealized appreciation/(depreciation)	$42,032,502

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

11. Indemnifications

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12. Other Derivative Information

The average quarterly notional value of forward foreign currency contracts as of September 30, 2022 was $3,126,033. The notional value outstanding as of September 30, 2022 was $3,622,000.

The effects of forward foreign currency contracts on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities (“SAL”) and Statement of Operations (“SOP”). The Fund engaged in forward foreign currency contracts during the six months ended September 30, 2022. $27,366 of unrealized depreciation on forward currency contracts listed in the liabilities section of the SAL is subject to forward foreign exchange contract risk. $435,450 in net realized gain on forward foreign currency contracts and $46,693 in the change in unrealized depreciation on forward foreign currency contract as listed in the SOP are each subject to forward foreign exchange contract risk.

Offsetting of Assets and Liabilities — Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of September 30, 2022, no master netting arrangements exist related to the Fund. The Fund’s SAL presents derivative instruments on a gross basis; therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets	Derivative (Liabilities)		Collateral Pledged
Counterparty	Forward Foreign Exchange Contracts	Forward Foreign Exchange Contracts	Net Derivative Assets (Liabilities)	Financial Instruments	Cash	Net Amount
Bannockburn Global Forex, LLC	$—	$(27,366)	$(27,366)	$—	$—	$—

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

13. Revolving Credit Facility

On July 14, 2021, the Fund entered into a committed revolving line of credit agreement (“Credit Agreement”) with UMB Bank, n.a. (the “UMB Bank”) effective until July 14, 2023. The Fund may borrow an amount up to the lesser of $25,000,000 or 100% of the value of the Fund’s unencumbered U.S. Dollar denominated cash held at UMB Bank or its affiliates, plus 60% of the value of Fund’s liquid exchange-traded funds and other publicly-traded, liquid, investment grade equities listed on any tier of The Nasdaq Stock Market, the NYSE American or the New York Stock Exchange (NYSE), or any successor of such exchanges, plus 20% of the value of Fund’s semi-liquid assets (as defined in the Fund’s registration statement) that may be liquidated within 90 days. The interest rate on borrowings from the Credit Agreement is equal to the Prime Rate, subject to 3.50% rate floor, per annum. During the six months ended September 30, 2022, there were no borrowings and $31,075 in unused borrowing fees were incurred.

14. Risk Factors

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Private Equity Risk – There are inherent risks in investing in private equity companies, which are vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that private equity investors, like the Fund, may not be able to make a fully informed investment decision.

Private Credit Risk – Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Semi-Liquid Investment Risk – Semi-liquid investments do not offer investors full liquidity (i.e. such investments typically only offer monthly or quarterly liquidity).

General Economic and Market Conditions – The success of the Fund’s activities may be materially affected by general economic and market conditions, including interest rates, inflation rates, economic uncertainty, availability of credit, financial market volatility, changes in laws and national and international political circumstances. The stability and sustainability of growth in global economies may be impacted by terrorism or acts of war. The availability, unavailability or hindered operation of external credit markets, equity markets and other economic systems which the Fund may depend upon to achieve its objectives may have a significant negative impact on the Fund’s operations and profitability. There can be no assurance that such markets and economic systems will be available or will be available as anticipated or needed for the Fund to operate successfully. These factors may adversely impact the performance and growth prospects for Fund Investments.

Russia’s recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks of the Fund and Fund Investments.

Direct Investments Risk – The Fund may make direct investments on an opportunistic basis. There can be no assurance that the Fund will be given direct investment opportunities, or that any direct investment offered to the Fund would be appropriate or attractive to the Fund. Direct investments generally are more concentrated than investments in portfolio companies, which generally hold multiple portfolio companies. Due diligence will be conducted on direct investment opportunities; however, the Adviser or Investment Consultant may not have the ability to conduct the same level of due diligence applied to portfolio company investments. In addition, there may

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

be limited opportunities to negotiate the terms of such direct investments. However, in instances where the terms of a direct investment are negotiable, such terms may be heavily negotiated and may incur additional transactional costs for the Fund. As is typical in such matters, the Adviser or Investment Consultant, as applicable, generally will rely on the portfolio company manager or sponsor offering such direct investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the direct investment.

Secondary Investments Risk – The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a portfolio company interest as a secondary investment, the Fund will generally not have the ability to modify or amend such portfolio company’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Primary Fund Commitments Risk – The commitment to invest in newly created private equity funds, private credit funds, or other private funds, exposes the Fund to the risk of investing in funds with limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability to evaluate past performance or to validate the investment strategies will be limited.

Exchange-Traded Funds Risk – The Fund may invest in long (or short) positions in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Money Market Funds Risk – An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. It is possible that such a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund’s portfolio per share is more or less than $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares – The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting semi-annual repurchase offers and periodic repurchase offers made at the sole discretion of the Board, a Common Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. Furthermore, discretionary repurchases are made at the discretion of the Board and therefore, may not occur. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made semi-annually by the Fund, as well as periodically at the sole discretion of the Board. Shares are considerably less liquid than Shares of funds that trade on a stock exchange or Shares of open-end registered investment companies and are therefore, suitable only for investors who can bear the risks associated with illiquid shares and should be viewed as a long-term investment.

Non-Diversified Status – The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

Valuation Risk – The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. A large percentage of the securities in which the Fund invest will not have a readily ascertainable market price and will be fair valued by the Portfolio Fund Manager. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund Manager, the accuracy of the valuations provided by the Portfolio Fund Managers, that the Portfolio Fund Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Fund Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, a Portfolio Fund Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. A Portfolio Fund Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Capital Call Risk – The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the underlying fund. If the Fund defaults on its commitment to an underlying fund or fails to satisfy capital calls to an underlying fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the underlying fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Fund to pursue its investment strategy, (ii) force the Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Fund Investments (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Currency Risk – Although the Fund intends to invest predominantly in the United States, the Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Foreign Investments and Emerging Markets Risk – The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.

Derivatives and Hedging – The Fund may invest and trade in a variety of derivative instruments to hedge the Fund’s primary Fund Investments, including options, swaps, futures contracts, forward agreements and other derivatives contracts. Derivatives are financial instruments or arrangements in which the risk and return are related to changes in the value of other assets, reference rates or indices. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Adviser could present significant risks, including the risk of losses in excess of the amounts invested. The Fund’s ability to avoid risk through investment or trading in derivatives will depend on the ability to anticipate changes in the underlying assets, reference rates or indices.

LIBOR Transition Risk – Certain instruments in which the Fund may invest rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021, and a majority of U.S. dollar LIBOR settings will cease publication

Bow River Capital Evergreen Fund
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate Data that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.

Recent Market and Economic Developments – The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Large Shareholder Risk – From time to time, and at present, a significant percentage of the Fund’s shares may be owned or controlled by one or more large shareholders, including shareholders that are affiliated with either the Fund, the Adviser, or both. Accordingly, in these instances, the Fund is subject to increased risks related to potential large-scale outflows as the result of participation in fund repurchase offers by these significant shareholders. Although the Fund’s structure mitigates this risk by only providing liquidity through Required Repurchases and Discretionary Repurchases, transactions to accommodate outflows associated with repurchase participation by these large shareholders could cause the fund to sell portfolio investments at inopportune times, potentially negatively affecting the Fund’s net asset value and performance. In the case of investments by affiliates of the Fund or Adviser, conflicts of interest may exist, including the possibility that the Fund will be able to attract more assets from third-party investors because of the affiliate’s investment, thereby growing the Fund and increasing the management fees received by the Adviser.

15. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of September 30, 2022, First Premier Bank., for the benefit of their customers, owned 29.21% of Class II Shares of the Fund. No persons or entities own, either directly or indirectly, more than 25% of the outstanding shares of Class I.

16. Subsequent Events

Effective October 1, 2022 there were subscriptions to Class I Shares in the amount of $6,666,000 and $731,000 to Class II Shares. Effective November 1, 2022 there were subscriptions to Class I Shares in the amount of $6,662,298 and $200,000 to Class II Shares.

On November 30, 2022, the Fund completed a Required Repurchase Offer. At the time of this report mailing, the results of the offer were not known. The results of the offer will be disclosed in the annual report to shareholders dated March 31, 2023.

The Fund has evaluated subsequent events through the date the financial statements were issued and has determined that there were no other subsequent events that require disclosure in or adjustment to the financial statements.

Bow River Capital Evergreen Fund
ADDITIONAL INFORMATION SEPTEMBER 30, 2022 (UNAUDITED)

Proxy Voting Policy — The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by 1-888-330-3350 or (ii) by visiting the SEC’s website at www.sec.gov.

Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-330-3350.

Approval of Investment Management Agreement and Investment Consultant Agreement

At the regular quarterly meeting of the Board of Trustees of the Fund (the “Board”) held on September 2, 2022, by a unanimous vote, the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended), (the “Independent Trustees”), considered the approval of the Investment Management Agreement (the “Management Agreement”) between the Fund and Bow River Capital Asset Management, LLC (the “Adviser”), and the Investment Consultant Agreement (“Consulting Agreement”) between the Adviser and Aksia TorreyCove Partners, LLC (now known as, Aksia CA LLC) (the “Investment Consultant”).

In advance of the Board meeting, the Independent Trustees requested and received materials from each of the Adviser and Investment Consultant to assist them in considering the approval of the Management Agreement and Consulting Agreement, respectively. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Management Agreement or Consulting Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion and full review of the materials with management of each of the Adviser and Investment Consultant. The Independent Trustees then met separately with independent counsel to the Independent Trustees to discuss the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Management Agreement and Consulting Agreement.

Adviser

Nature, Extent and Quality of Services.

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser to the Fund under the Management Agreement, including the selection of Fund investments, the implementation of the Fund’s strategy, and the oversight of the Investment Consultant. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Adviser who provide the investment advisory and/or administrative services to the Fund. The Board also discussed the Adviser’s engagement of the Investment Consultant, for investment consultancy services. The Board determined that the Adviser’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance.

The Board reviewed and considered the investment performance of the Adviser with respect to the Fund. The Board considered the performance of the Fund, noting that the Fund had out-performed its benchmark for the fiscal year ended March 31, 2022.

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rates and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a report of other comparable funds.

Bow River Capital Evergreen Fund
ADDITIONAL INFORMATION (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

The Board noted that the Fund’s advisory fee was calculated on average daily managed assets (as defined above) and at 1.75%, was above but in line with the median advisory fee of the peer universe identified in the provided FUSE report. They further noted that the Adviser had implemented an expense cap so that total expenses of the Fund, subject to certain exclusions, do not exceed certain limits. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale.

The Board reviewed the structure of the Fund’s investment management under the Management Agreement. The Board considered that the Adviser continued to monitor whether the Fund’s current fee level continues to reflect economies of scale and concluded that the fees were reasonable and satisfactory in light of the services provided.

Profitability of Adviser and Affiliates.

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser from its relationship with the Fund. The Board also reviewed the Adviser’s financial condition. The Board noted that the financial condition of the Adviser appeared stable. The Board determined that the advisory fees and the compensation to the Adviser were reasonable and its financial condition was adequate.

Ancillary Benefits and Other Factors.

The Board also discussed other benefits that may be received by the Adviser from its management of the Fund, including, without limitation, the ability to market its advisory services for similar products. The Board noted that the Adviser did not have affiliations with the Fund’s transfer agent, administrator, custodian or distribution agent and therefore does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

Investment Consultant

Nature, Extent and Quality of Services.

The Board reviewed and considered the nature and extent of the investment consultant services provided by the Investment Consultant to the Adviser, and therefore the Fund, under the Consulting Agreement, including the recommendation of Fund investments. The Board noted that the Investment Consultant sources investments and assists in the due diligence process, but serves as a non-discretionary consultant and has no involvement in investment decisions, any related negotiations, or the finalization of any investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Consultant, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Consultant who provide the investment consulting and/or administrative services to the Fund. The Board determined that the Investment Consultant’s key personnel are well-qualified by education and/or training and experience to perform the services for which it was responsible in an efficient and professional manner. The Board also took into account the Investment Consultant’s compliance policies and procedures. The Board concluded that the overall quality of the investment consulting services and administrative services provided was satisfactory.

Performance.

The Board considered the investment consultant experience of the Investment Consultant but noted that the Investment Consultant serves as a non-discretionary investment consultant and does not make investment decisions for the Fund. As a result, the Board concluded consideration of the Fund’s performance was not a relevant factor to their consideration of the Investment Consultant.

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers.

The Board reviewed the investment consultant fee paid to the Investment Consultant and noted that the Investment Consultant is paid by the Adviser out of the Adviser’s investment management fee. After reviewing the total expense ratio of the Fund, the Board concluded that the fees payable were reasonable and satisfactory in light of the services provided.

Bow River Capital Evergreen Fund
ADDITIONAL INFORMATION (CONTINUED) SEPTEMBER 30, 2022 (UNAUDITED)

Breakpoints and Economies of Scale.

The Board reviewed the structure of the Fund’s investment management under the Consulting Agreement, considered the Fund’s investment consultancy fees and concluded that the fees were reasonable and satisfactory in light of the services to be provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

Profitability of Investment Consultant and Affiliates.

The Board considered the Investment Consultant’s assets under management and discussed the Investment Consultant’s responses regarding its financial condition; but did not consider information concerning the costs incurred and profits realized by the Investment Consultant from its relationship with the Fund. The Board noted that the financial condition of Investment Consultant appeared stable. The Board determined that the compensation to the Investment Consultant was reasonable and the financial condition was adequate.

Ancillary Benefits and Other Factors.

The Board also discussed other benefits that may be received by the Investment Consultant from its service to the Fund, including, without limitation, the ability to market its consulting services for similar products in the future. The Board noted that the Investment Consultant did not have affiliations with the Fund’s transfer agent, administrator, custodian or distribution agent and therefore does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the consultancy fees were reasonable in light of the fall-out benefits.

Conclusion.

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuation of each of the Management Agreement and the Consulting Agreement.

Bow River Capital Evergreen Fund
PRIVACY NOTICE

Bow River Capital Evergreen Fund (“we,” “us,” or the “Fund”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information. We want our investors and prospective investors to understand what information we collect and how we use it. “Nonpublic personal information” is defined as personally identifiable information about you. We do not sell your personal information, and we do not disclose it to anyone except as permitted or required by law or as described in this notice.

CONFIDENTIALITY & SECURITY

We take our responsibility to protect the privacy and confidentiality of investors’ and prospective investors’ information very seriously. We maintain appropriate physical, electronic, and procedural safeguards to guard nonpublic personal information. Our network is protected by firewall barriers, encryption techniques, and authentication procedures, among other safeguards, to maintain the security of your information. We provide this Privacy Notice to investors at the start of new relationships and annually after that. We continue to adhere to the practices described herein after investors’ accounts close. Furthermore, vendors with access to nonpublic personal information undergo an annual due diligence verification process to ensure their informational safeguards adhere to our strict standards.

WHY WE COLLECT YOUR INFORMATION

Bow River Capital Evergreen Fund gathers information about our investors and their accounts to (1) know investors’ identities and thereby prevent unauthorized access to confidential information; (2) design and improve the products and services we offer to investors; and (3) comply with the laws and regulations that govern us.

HOW WE PROTECT YOUR INFORMATION

To fulfill our privacy commitment for prospective, current, and former investors, Bow River Capital Evergreen Fund has safeguards in place to protect nonpublic personal information. Safeguards include, but are not limited to:

•      Policies and procedures to protect your nonpublic information and comply with federal and state regulations; and

•      Contractual agreements with third-party service providers to protect your nonpublic personal information.

INFORMATION WE COLLECT

Bow River Capital Evergreen Fund is required by industry guidelines to obtain personal information about you in providing investment management services to you. We use this information to manage your account, direct your financial transactions, and provide you with valuable information about the assets we manage for you. We gather information from documents you provide to us, forms that you complete, and personal interviews. This information may include:

•      Your name, address, and social security number;

•      Proprietary information regarding your beneficiaries;

•      Information regarding your earned wages and other sources of income;

•      The composition and value of your managed portfolio;

•      Historical information we receive and maintain relating to transactions made on your behalf by Bow River Capital Evergreen Fund, your custodian, or others;

•      Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom Bow River Capital Evergreen Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

Bow River Capital Evergreen Fund
PRIVACY NOTICE (CONTINUED)

SHARING INFORMATION WITH NON-AFFILIATED THIRD PARTIES

We only disclose nonpublic investor information to non-affiliated third parties (e.g. investor’s custodian or broker) without prior investor consent when we believe it necessary to conduct our business or as required or permitted by law such as:

•      If you request or authorize the disclosure of the information;

•      To provide investor account services or account maintenance;

•      To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

•      To perform services for the Fund, or on its behalf, to maintain business operations and services;

•      To help us to prevent fraud;

•      With attorneys, accountants, and auditors of the Fund;

•      To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We do not sell your information and do not make any disclosure of investor nonpublic personal information to other companies who may want to sell their products or services to you.

OPT-OUT NOTICE

If, at any time in the future, it is necessary to disclose any investor personal information in a way that is inconsistent with this notice, Bow River Capital Evergreen Fund will provide you with proper advanced notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law.

If you have any questions about this Privacy Notice, please contact John Blue, Chief Compliance Officer of Bow River Capital Evergreen Fund at jb@pineadvisorsolutions.com.

Adviser: Bow River Capital Asset Management, LLC 205 Detroit Street, Suite 800 Denver, CO 80206
Distributor: Foreside Financial Services, LLC 3 Canal Plaza #100 Portland, ME 04101

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.
(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(a) (3)	Not applicable.
(a) (4)	Not applicable.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bow River Capital Evergreen Fund

/s/ Jeremy Held
By: Jeremy Held
Trustee, President and Chief Executive Officer
(Principal Executive Officer) December 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Jeremy Held
Held By: Jeremy Held
Trustee, President and Chief Executive Officer
(Principal Executive Officer) December 2, 2022

/s/ Derek Mullins
By: Derek Mullins
Treasurer and Chief Financial Officer
(Principal Financial Officer) December 2, 2022